Stockholders' Equity - Stock Repurchase Program (Details) - USD ($) $ in Millions	Dec. 31, 2025	Aug. 31, 2025
Class Of Stock [Line Items]
Stock repurchase program, remaining authorized amount	$ 250.0
Class A Common Stock
Class Of Stock [Line Items]
Stock repurchase program, authorized, amount		$ 400.0